SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of condensed financial statement balances and amounts of Company's VIEs

The following condensed financial statement balances and amounts of the Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries and its VIEs.

	As of December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	5,439	3,782
Accounts receivable, net	54,404	17,593
Prepaid expenses and other current assets, net	29,822	30,323
Deferred tax assets, net	18,550	12,981
Property and equipment, net	6,531	2,603
Right-of-use assets	24,643	15,132
Other non-current assets	511	—
TOTAL ASSETS	139,900	82,414
Payroll and welfare payables	64,442	64,472
Tax payables	25,935	41,600
Accrued expenses and other liabilities	184,996	119,730
Lease liabilities	23,521	14,293
TOTAL LIABILITIES	298,894	240,095

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenue	473,239	280,566	46,308
Operating loss	(1,140,806)	(1,274,173)	(1,161,172)
Net loss	(868,605)	(1,265,296)	(1,170,886)
Net cash used in operating activities	(1,095,655)	(1,368,916)	(1,169,567)
Net cash used in investing activities	(74,100)	(1,274)	(155)
Net cash used in financing activities	—	—	—

Schedule of aging of the Group's contractual amounts of the outstanding loans subject to guarantee

The following table summarizes the aging of the Group’s contractual amounts of the outstanding principle and interests subject to guarantee:

	0-30 days
	past due	Current	Total loans
	RMB	RMB	RMB
December 31, 2024	—	2,776,650	2,776,650
December 31, 2025	—	9,436,706	9,436,706

Summary of obligation with guarantee liability

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income for the years ended December 31, 2024 and 2025:

	Year ended December 31,
	2024	2025
	RMB	RMB
Opening balances	886,862	229,503
Fair value of guarantee liabilities at inception of new loans	781,808	921,015
Release of guarantee liabilities	(1,439,167)	(691,615)
Ending balances	229,503	458,903

Summary of financial assets receivables

The following table presents the Group’s financial assets receivable as of December 31, 2024 and 2025:

	Year ended December 31,
	2024	2025
	RMB	RMB
Financial assets receivable	294,733	601,985
Allowance for credit losses of financial assets receivable	(1,250)	(385)
Financial assets receivable, net	293,483	601,600

Summary of property and equipment estimated useful lives	Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives are:

Category	Estimated useful life
Office building	20-25 years

Electronic equipment	3-5 years

Office equipment & Furniture	3-5 years

Motor vehicles	4-10 years

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Summary of disaggregation of revenue by product

The following table illustrates the disaggregation of revenue by product and services the Group offered in 2023, 2024 and 2025, respectively, net of VAT and surcharges:

		Year Ended December 31,
		2023	2024	2025
		RMB	RMB	RMB
Revenue from loan facilitation services	At a point in time	3,489,184	4,011,776	5,112,466
Revenue from the releasing of guarantee liabilities	Overtime	1,393,081	1,357,705	652,467
Other revenue - referral services	At a point in time	477,722	388,081	452,207
Other revenue - others	At a point in time/Overtime	106,886	43,470	5,050
Total net revenue		5,466,873	5,801,032	6,222,190